Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section should be read in conjunction with the full Executive Compensation disclosure, which includes additional discussion of the objectives of the Company's executive compensation program and how it aligns with the Company's financial and operational performance.

Pay Versus Performance Table

The following table presents, for each of the four most recent fiscal years:

  total compensation, as calculated in the Summary Compensation Table, for the President and CEO (also referred to herein as the "Principal Executive Officer") and an average for the other NEOs;
  compensation actually paid ("CAP") to the NEOs, an SEC-prescribed calculation that adjusts total compensation for the items described below and does not equate to realized compensation;
  the Company's cumulative total shareholder return ("TSR") since the last trading day before the earliest year presented;
  the Company's net income; and
  net cash used in the Company's operating activities.

	Summary Compensation Table Total for Principal Executive Officer	Compensation Actually Paid to Principal Executive Officer	Average Summary Compensation Table Total for Other Named Executive Officers	Average Compensation Actually Paid to Other Named Executive Officers	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Net Cash Used in Operating Activities
					Total Share- holder Return	Peer Group Total Shareholder Return

Year	($)[1]	($)	($)(2)(3)	($)	($)(4)	($)(4)	($)	($)

2023	2,060,136	1,056,571	1,175,670	891,365	252.28	347.30	99,756	15,409
2022	2,747,850	1,484,907	686,862	427,754	217.89	234.88	(59,944)	49,702
2021	1,252,750	5,793,092	421,088	1,275,744	267.72	268.58	1,448	29,294
2020	850,750	3,025,346	481,341	521,238	149.47	138.59	(27,872)	32,178

Notes:

(1) For the years 2023, 2022, 2021, and 2020, this is the total compensation, as depicted in the Summary Compensation Table below, for President and CEO, Mr. Chalmers.

(2)  For 2023, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: David C. Frydenlund, Executive Vice President, Chief Legal Officer and Corporate Secretary, Tom L. Brock, Chief Financial Officer through December 31, 2023, John L. Uhrie, Chief Operating Officer through July 14, 2023, Curtis H. Moore, Senior Vice President, Marketing and Corporate Development, and Scott A. Bakken, Vice President, Regulatory Affairs. For 2022, this represents the average total compensation for David C. Frydenlund, Executive Vice President, Chief Legal Officer and Corporate Secretary, Tom L. Brock, Chief Financial Officer, John L. Uhrie, Chief Operating Officer, and Curtis H. Moore, Senior Vice President, Marketing and Corporate Development. For 2021, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, Curtis H. Moore, Vice President, Marketing and Corporate Development, Scott A. Bakken, Vice President, Regulatory Affairs, and Dee Ann Nazarenus, Vice President, Human Resources and Administration. For 2020, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, W. Paul Goranson, Chief Operating Officer, through August 30, 2020, Curtis H. Moore, Vice President, Marketing and Corporate Development, Scott A. Bakken, Vice President, Regulatory Affairs, Dee Ann Nazarenus, Vice President, Human Resources and Administration, and Matthew J. Tarnowski, Chief Accounting Officer and Controller, through October 31, 2020.

(3) For 2023, the average total compensation includes a severance payment made to Mr. Uhrie of $1,069,071 and a severance payment made to Mr. Brock of $1,077,828.

(4)  The Company's TSR represents a cumulative total 5-year return based on an initial investment of $100 in Energy Fuels Common Shares beginning on December 31, 2018, as compared with a peer group consisting of Cameco, NexGen Energy, Fission Uranium, Uranium Energy Corp, Ur-Energy, Paladin Energy, GoviEx Uranium, Denison Mines, Deep Yellow Ltd., Peninsula Energy and Boss Resources. The closing prices of Energy Fuels' Common Shares on December 31, 2023 2022, 2021 and 2020 (or the last trading day prior thereto) were $7.19, $6.21, $7.63 and $4.26, respectively.

To calculate CAP to the President and CEO and the average CAP to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total ($)	Deductions		Additions
		Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP ($)	Fair Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology (1) ($)	Value of Service Cost and Prior Service Cost Attributable to the Executive Under the Pension Plan ($)	Compensation Actually Paid(1) ($)
Principal Executive Officer
2023	2,060,136	1,061,280	Nil	57,715	Nil	1,056,571
2022	2,747,850	1,894,000	Nil	631,057	Nil	1,484,907
2021	1,252,750	510,000	Nil	5,050,342	Nil	5,793,092
2020	850,750	190,000	Nil	2,364,596	Nil	3,025,346
Average for other NEOs
2023	1,175,670(2)	351,311	Nil	67,006	Nil	891,365(2)
2022	686,862	349,708	Nil	90,600	Nil	427,754
2021	421,088	123,521	Nil	978,177	Nil	1,275,744
2020	481,341(3)	70,065	Nil	109,962	Nil	521,238(3)

Notes:

(1)  For 2023, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,001,843 for awards granted during the year that remain unvested, less a decrease of $1,084,552 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $140,673 for RSU awards that vested during the year due to an increase in the share price from $6.21 on December 31, 2022 to the vested share price of $7.54 on January 27, 2023, totaling a net amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology during 2023 of $57,715. The Compensation actually paid to the Principal Executive Officer in 2023 using the SEC's CAP methodology was then calculated as the Principal Executive Officer's Total Compensation for 2023 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology. This resulted in Compensation Actually Paid to the Principal Executive Officer in 2022 of $1,056,571. For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,840,035 for awards granted during the year that remain unvested, less a decrease of $936,552 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $272,426 for RSU awards that vested during the year due to a decrease in the share price from $7.63 on December 31, 2021 to the vested share price of $5.65 on January 27, 2022, totaling a net amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology during 2022 of $631,057. The Compensation actually paid to the Principal Executive Officer in 2022 using the SEC's CAP methodology was then calculated as the Principal Executive Officer's Total Compensation for 2022 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology. This resulted in Compensation Actually Paid to the Principal Executive Officer in 2022 of $1,484,907. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,000,331 for awards granted during the year that remain unvested, plus an increase of $1,281,388 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $2,768,623 for awards that vested during the year, nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $5,050,342, resulting in Compensation Actually Paid to the Principal Executive Officer using this methodology of $5,793,092 for 2021. For 2020, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $461,588 for awards granted during the year that remain unvested, plus an increase of $1,950,026 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $47,018 for awards that vested during the year due to a decrease in the share price from $1.91 on December 31, 2019 to the vested share price of $1.61 on January 27, 2020, totaling $2,364,596, resulting in Compensation Actually Paid to the Principal Executive Officer using this methodology of $3,025,346 for 2020. For 2023, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $170,258 for awards granted during the year that remain unvested, less a decrease of $103,161 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $31,600 for RSU awards that vested during the year due to an increase in the share price from $6.21 on December 31, 2022 to the vested share price of $7.54 on January 27, 2023, less $31,692 for awards granted in prior years that did not meet the applicable vesting conditions during the year, totaling $67,006, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $891,365 for 2023. For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $344,901 for awards granted during the year that remain unvested, less a decrease of $201,080 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $53,222 for RSU awards that vested during the year due to a decrease in the share price from $7.63 on December 31, 2021 to the vested share price of $5.65 on January 27, 2022, totaling $90,600, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $427,754 for 2022. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $242,273 for awards granted during the year that remain unvested, plus an increase of $404,704 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $331,200 for awards that vested during the year , nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $978,177, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $1,275,744 for 2021. For 2020, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $150,188 for awards granted during the year that remain unvested, plus an increase of $205,953 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $15,249 for awards that vested during the year due to a decrease in the share price from $1.91 on December 31, 2019 to the vested share price of $1.61 on January 27, 2020, less a reduction of $230,930 for awards that were forfeited during the year, totaling $109,962, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $521,238 for 2020.

(2) This amount includes a severance payment made to Mr. Uhrie of $1,069,071 and a severance payment made to Mr. Brock of $1,077,828, each in connection with their terminations of employment, "without just cause" as defined in their Employment Agreements, in 2023.

(3) This amount includes severance payments of $803,925 paid to Mr. William Paul Goranson and $184,000 paid to Mr. Matthew Tarnowski, each in connection with their termination of employment in 2020.

The fair value of Common Share awards includes the value of both RSU awards and performance-based SAR awards granted as of December 31, 2023. The measurement date fair value of RSU awards was determined based on the higher of (i) the five-day volume-weighted average price ("VWAP") of the Company's Common Shares on the NYSE American ending on the trading day immediately prior to the date of grant, and (ii) the market closing price of the Company's Common Shares on the NYSE American on the trading day immediately prior to the date of grant.

The SAR awards include three (3) tiered, market-based vesting components that require the sustained retention of set Common Share values, each over a 90-calendar-day period within the grant's five-year term. While market-based, the SARs are nonetheless viewed as performance-based instruments because they only vest upon the achievement of performance goals designed to significantly increase TSR, which the Company directly links to management's performance in developing, implementing and growing its initiatives, all while balancing compensation incentives with risk management. The measurement date fair value of the market-based component of the performance share awards was determined using a Monte Carlo fair value simulation model incorporating the assumptions outlined below.

Grant Year	2019
Measurement Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023

Risk-free interest rate	1.7%	0.2%	0.7%	4.7%	5.6%
Expected term (in years)	4.1	3.1	2.1	1.1	0.1
Expected volatility	65.0%	72.5%	85.0%	80.0%	57.5%
Dividend yield	0%	0%	0%	0%	0%

Grant Year	2022		2023
Measurement Date	12/31/2022	12/31/2023	12/31/2023

Risk-free interest rate	4.1%	4.0%	3.9%
Expected term (in years)	4.1	3.1	4.1
Expected volatility	82.5%	57.5%	57.5%
Dividend yield	0%	0%	0%

Compensation Actually Paid Versus Financial Performance Measures

The following disclosure summarizes the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our President and CEO and, on average, to our other NEOs, for each of the four years ended December 31, 2023, 2022, 2021 and 2020.

Relationship Between Executive Compensation Actually Paid and the Cumulative Total Shareholder Return Over the Last Five Years

Over the last five years spanning December 31, 2018 through December 31, 2023, the Company's TSR was 152.28% (an increase from $100.00 to $252.28 over that time period) compared to 247.30% (an increase from $100.00 to $347.30) for the Company's uranium peers. The peers' stronger performance relative to the Company is due to their sole reliance on uranium as a commodity, which has seen recent strong performance in the market, as opposed to the Company which has recently focused on maintaining a strong position in the uranium market but also on diversifying into other commodities (most particularly REEs) to provide more protection in down uranium markets. Nonetheless, 152.28% TSR over a five-year period is viewed by the Company as significantly positive and was therefore taken into account, along with other factors, in connection with the increases in total compensation paid to the Company's President and CEO and other NEOs in 2023 compared to 2022. Other factors that contributed to increases in compensation levels for the President and CEO and other NEOs of the Company over the last five years were: the increase in the market capitalization of the Company and an increase in the size of other companies in the Company's peer group used for compensation decisions; and the success of the Company in a number of its initiatives, as more particularly set forth in the 2023 Subjective Factors described under 2023 STIP Goals and Performance, above.

Relationship Between Executive Compensation Actually Paid and Net Income Over the Last Four Years

The Company is in an industry that is heavily dependent on the prices of uranium, certain REEs and vanadium. When these commodity prices are high, development, extraction, production and related operations can be ramped up and in full swing. However, when commodity prices are low, operations and other development activities are generally curtailed, and properties and facilities are placed on standby or are potentially shut down. During periods of low uranium, REE and vanadium commodity prices, which the Company has experienced in varying degrees over the last several years, industry participants can face negative cashflows and losses and are often tasked with minimizing those negative cashflows and losses, while at the same time maintaining their valuable assets in a state of readiness for a ramp-up when commodity prices recover. As a result of this heavy reliance on commodity prices and large fluctuations in cashflows and income and losses, typical performance metrics, such as net income or loss, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc. are not always meaningful to the Company. Further, the Company's share price and TSR are heavily impacted by commodity price changes and expectations of future commodity price changes, which are often unrelated to net income and other typical performance measures for companies whose operations are on standby. As a result, the CAP to the CEO and other NEOs can be heavily influenced by the impact of share price fluctuations on unvested securities, which can often outweigh any impacts that changes in net income and other typical performance metrics may have on CAP.

For example, net income (loss) for the Company is currently not a meaningful metric to measure against the compensation of our President and CEO and other NEOs. After an uptick in 2019, uranium prices were low during most of the period 2020 through mid-2023, so the Company, along with its uranium peers, had to manage negative cash flows and losses during such period. Although uranium prices rose again in 2022 and 2023, and the Company has been rehabilitating and developing a number of its standby mines for future production, resulting in three coming back into production commencing in late 2023, the majority of such rehabilitation and development expenses have been required to be expensed, rather than capitalized, because the Company has not had any mineral reserves, under U.S. definitions, at the majority of its standby uranium mines (with the Pinyon Plain mine being the sole exception). In addition, the Company has been required to expense a portion of its development expenses for its REE initiative over those years.

These factors resulted in approximately $27.8 million in net losses for the Company in 2020. The Company had net income of approximately $1.5 million in 2021, due primarily to the sale of several of its non-core properties to Consolidated Uranium Inc. ("CUR," which merged into IsoEnergy Limited in late 2023) during that year. However, that net income did not directly factor into any compensation decisions, as it was not considered by the Company to represent recurring net income. During 2022, the Company had a net loss of approximately $59.9 million, which also did not directly factor into compensation decisions. This is because approximately $16.90 million of that loss was due to a non-cash mark-to-market loss on investments accounted for at fair value due primarily to a decrease in the market price of our CUR shares over 2022. In addition, the Company faced increased expenses associated with significantly advancing our uranium, REE and radioisotope initiatives in 2022, including: preparing four of our uranium mines for production; development expenses associated with developing commercial REE separation capabilities, in addition to our existing mixed RE Carbonate commercial production capabilities; expenses associated with advancing our medical isotope initiatives; increased transaction expenses arising from costs associated with acquiring our Bahia Project in Brazil, and costs associated with the sale of our now former Alta Mesa project in Texas; and increased other selling, general and administrative expenses associated with significant additions to executive and management/supervisory personnel, enhanced business processes, and other general and administrative expenses required to support all these increased levels of activity. Further, a number of transactions, including the sale of the Company's Alta Mesa project, resulted in expenses in 2022, followed by a significant gain of $119.26 million in 2023 due to the respective sales of the Alta Mesa project and the transaction's underlying Convertible Note, which ultimately resulted in net income in 2023 of $99.76 million. As a result of all these factors, in our case, net income is not considered to be an appropriate metric to compare directly against compensation decisions for the Company's President and CEO and other NEOs due to its variability from year to year.

To address the Company's inability to rely on typical performance metrics, such as net income or loss, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc., the Company implemented its STIP in January 2016 and its LTIP in January 2018, which as discussed in more detail above, are intended to set out meaningful performance criteria tailored specifically to the Company, in light of the general inability to rely on more standard performance indicators. The STIP sets short-term performance goals each year that are tied primarily to the Company meeting its annual budget, as set by the Board, as well as the objectives over the year as set out in the Company's long-term strategic plan. Cash bonuses for Senior Executive Officers are awarded each year based on performance relative to the STIP performance goals for the year, as determined by the Board in January of the following year.

As also discussed in more detail above, the LTIP sets long-term performance goals each year tailored specifically to the Company that have implications beyond the current year. Equity awards for Senior Executive Officers are awarded for each year based on performance relative to the LTIP performance goals for the year, as determined by the Board in January of the following year.

Relationship Between Executive Compensation Actually Paid and Net Cash Used in Operating Activities Over the Last Four Years

Although the Company does not rely on Net cash used in operating activities, per se, in its compensation decisions, one of the performance goals in the Company's STIP over the last several years has been related to Net Recurring and Discretionary Cash Flows, which can be similar to Net cash used in operating activities. STIP performance goals are typically set to ensure that management meets the Company's budget expectations. Compensation decisions are based in part on how well management manages the Company's annual budget to maintain Net Recurring and Discretionary Cash Flows within budget while achieving the budgeted initiatives. Net cash used in operating activities was approximately $32.2 million and $29.3 million in 2020 and 2021 but increased to approximately $49.7 million in 2022, which is consistent with increased budgeted Net Recurring and Discretionary Cash Flows in 2022 compared to previous years as a result of increased budgeted initiatives in 2022 relative to previous years. In 2023, net cash used in operating activities was $15.4 million, which was consistent with net Recurring Cash Outflows of $20.3 million.

Performance Measures

As described in detail above, the performance measures which we believe are most important and are used in our STIP and LTIP in determining compensation paid to each of our Senior Executive Officers are generally applied equally across each Senior Executive Officer, recognizing the need for all top executives to focus primarily on working as a team to achieve the objective corporate goals set out for the Company in a given year and on a long-term basis. In 2023, Messrs. Chalmers, Frydenlund, Brock, Uhrie and Moore were considered Senior Executive Officers of the Company. Only the Senior Executive Officers were subject to the STIP and LTIP in 2023.

For Mr. Bakken, equity incentive-based compensation was determined at the discretion of the CEO using the Company's standard practice for all other Company employees of applying established bonus and equity thresholds that correspond to the individuals' respective employment classifications (in his case, those thresholds designated for corporate vice presidents). Mr. Bakken's cash bonus was determined at the discretion of the Compensation Committee based on the overall financial performance of the Company, levels of bonuses provided by benchmark companies, and individual performance based on recommendations and general input from the CEO. As Mr. Bakken was involved in all such performance measures specified, below, they were similarly taken into account for his compensation actually paid for the year ended December 31, 2023.

Included in the table below are the most important performance measures used to link compensation actually paid to Company performance, by NEO, for the year ended December 31, 2023.

Named Executive Officer	Total Shareholder Return(1)	Total Recurring and Non-Recurring Cash Flow(2)	Working Capital(3)	Company satisfies specified milestones for advancement of REE initiative(4)	Company satisfies specified milestones for advancement of radioisotope initiative(5)	Company secures additional activities expected to result in net cash increment to Company beyond 2023(6)	Company obtains specified permitting milestones(7)	Company satisfies specified milestones for Mining Activities

Mark Chalmers	✓	✓	✓	✓	✓	✓	✓	✓
David Frydenlund	✓	✓	✓	✓	✓	✓	✓	✓
Tom Brock	✓	✓	✓	✓	✓	✓	✓	✓
John Uhrie	✓	✓	✓	✓	✓	✓	✓	✓
Curtis Moore	✓	✓	✓	✓	✓	✓	✓	✓
Scott Bakken	✓	✓	✓	✓	✓	✓	✓	✓

Notes:

(1) For more on this performance measure, refer to the Performance Graph "Comparison of 5-Year Cumulative Total Return" and 2023 LTIP Goals and Performance, "Relative Share Price Performance," above.

(2) For more on this performance measure, refer to 2023 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus minimum liquid working capital balance" and the STIP and LTIP subjective components, "Five-Year Strategic Plan" and "Strong Working Capital Position."

(3) For more on this performance measure, refer to 2023 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus minimum liquid working capital balance," 2023 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2023," and the STIP and LTIP subjective components, "Five-Year Strategic Plan," "Strong Working Capital Position," "Uranium and Uranium/Vanadium Mining," "Sale of Alta Mesa ISR Project" and "Other Capital Improvements at the Mill."

(4) For more on this performance measure, refer to 2023 STIP Goals and Performance, "ESG Goal: Advance REE Initiative," "ESG Goal: Secure or purchase additional monazite sources," and "ESG Goal: Advance South Bahia Project," 2023 LTIP Goals and Performance, "ESG Goal: Advance Long Term REE Initiatives - Secure or purchase Additional Monazite Sources," and the STIP and LTIP subjective components, "Five-Year Strategic Plan," "REE Program" and "Sustainable Green Technologies."

(5) For more on this performance measure, refer to 2023 STIP Goals and Performance, "ESG Goal: Advance TAT Development and Permitting," 2023 LTIP Goals and Performance, "ESG Goal: Advance Long-Term TAT Initiatives," and the STIP and LTIP subjective components, "Five-Year Strategic Plan," "TAT Program" and "Sustainable Green Technologies."

(6) For more on this performance measure, refer to 2023 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2023."

(7) For more on this performance measure, refer to 2023 LTIP Goals and Performance, "Scalability of Production."

Equity Grants in 2024 for Performance in 2023

Under the Company's LTIP and standard corporate practices, equity awards were made in January 2024 for performance during 2023, based on satisfaction of the various performance goals set out in the LTIP for 2023 for the Senior Executive Officers and applying established bonus and equity thresholds that correspond to the individuals' respective employment classifications, as discussed above, for any other NEOs and salaried Company employees. See "Long-Term Incentives - Equity Compensation" in the Company's Compensation Analysis and Discussion, above. The following share-based equity grants (made in RSUs) and option-based equity grants (made in Performance-Based Options) were made in January 2024 for performance in 2023 and are not included in the Summary Compensation Table, above, which includes only equity grants made during the relevant fiscal years.

Name and Principal Position	Share Based Awards (US$)(1)	Option Based Awards (US$)(2)
Mark S. Chalmers, President and CEO	660,190	338,976
David C. Frydenlund, Executive VP, CLO and Corporate Secretary	394,899	202,762
Tom L. Brock(3) CFO	Nil	Nil
John L. Uhrie(4) COO	Nil	Nil
Curtis H. Moore, Senior VP, Marketing and Corporate Development	204,498	105,000
Scott A. Bakken, VP, Regulatory Affairs	88,000	44,000

Notes:

(1) The share-based awards were comprised of RSUs, which were granted in 2024 for performance in 2023, and which will appear in the Summary Compensation Table in the Proxy Statement Filed in 2025 as compensation for 2024. The fair value of each RSU award granted was calculated as the higher of (a) the closing trading price of the Common Shares on the NYSE American on the last trading day prior to the date of grant of the RSU, or (b) the VWAP of the Common Shares on the NYSE American for the five trading days ending on the last trading day prior to the date of grant of the RSU.

(2) Option-based awards granted in 2024 were in the form of Performance-Based Options (i.e., having a strike price set at a 10% premium to the FMV at the time of grant) granted in January 2024 for performance in 2023, and which will appear in the Summary Compensation Table in the Proxy Statement filed in 2025 as compensation for 2024. Each Performance-Based Option granted in 2024 for performance in 2023, which has vested, entitles the holder, on exercise, to be issued a fully paid and non-assessable Common Share of the Company. The fair value of each Performance-Based Option award granted, being US$3.6016/Common Share, was calculated using the Black Scholes valuation model. The Performance Based Options granted in 2024 are subject to a term of five years and vest as to 50% one year from the date of grant and as to 50% two years from the date of grant.

(3) Mr. Brock's employment with the Company was terminated "without just cause" as defined in his Employment Agreement effective December 31, 2023.

(4) Mr. Uhrie's employment with the Company was terminated "without just cause" as defined in his Employment Agreement effective July 14, 2023.

Named Executive Officers, Footnote	For 2023, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: David C. Frydenlund, Executive Vice President, Chief Legal Officer and Corporate Secretary, Tom L. Brock, Chief Financial Officer through December 31, 2023, John L. Uhrie, Chief Operating Officer through July 14, 2023, Curtis H. Moore, Senior Vice President, Marketing and Corporate Development, and Scott A. Bakken, Vice President, Regulatory Affairs. For 2022, this represents the average total compensation for David C. Frydenlund, Executive Vice President, Chief Legal Officer and Corporate Secretary, Tom L. Brock, Chief Financial Officer, John L. Uhrie, Chief Operating Officer, and Curtis H. Moore, Senior Vice President, Marketing and Corporate Development. For 2021, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, Curtis H. Moore, Vice President, Marketing and Corporate Development, Scott A. Bakken, Vice President, Regulatory Affairs, and Dee Ann Nazarenus, Vice President, Human Resources and Administration. For 2020, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, W. Paul Goranson, Chief Operating Officer, through August 30, 2020, Curtis H. Moore, Vice President, Marketing and Corporate Development, Scott A. Bakken, Vice President, Regulatory Affairs, Dee Ann Nazarenus, Vice President, Human Resources and Administration, and Matthew J. Tarnowski, Chief Accounting Officer and Controller, through October 31, 2020.
Peer Group Issuers, Footnote	The Company's TSR represents a cumulative total 5-year return based on an initial investment of $100 in Energy Fuels Common Shares beginning on December 31, 2018, as compared with a peer group consisting of Cameco, NexGen Energy, Fission Uranium, Uranium Energy Corp, Ur-Energy, Paladin Energy, GoviEx Uranium, Denison Mines, Deep Yellow Ltd., Peninsula Energy and Boss Resources.
PEO Total Compensation Amount	$ 2,060,136	$ 2,747,850	$ 1,252,750	$ 850,750
PEO Actually Paid Compensation Amount	$ 1,056,571	1,484,907	5,793,092	3,025,346
Adjustment To PEO Compensation, Footnote	For 2023, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,001,843 for awards granted during the year that remain unvested, less a decrease of $1,084,552 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $140,673 for RSU awards that vested during the year due to an increase in the share price from $6.21 on December 31, 2022 to the vested share price of $7.54 on January 27, 2023, totaling a net amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology during 2023 of $57,715. The Compensation actually paid to the Principal Executive Officer in 2023 using the SEC's CAP methodology was then calculated as the Principal Executive Officer's Total Compensation for 2023 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology. This resulted in Compensation Actually Paid to the Principal Executive Officer in 2022 of $1,056,571. For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,840,035 for awards granted during the year that remain unvested, less a decrease of $936,552 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $272,426 for RSU awards that vested during the year due to a decrease in the share price from $7.63 on December 31, 2021 to the vested share price of $5.65 on January 27, 2022, totaling a net amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology during 2022 of $631,057. The Compensation actually paid to the Principal Executive Officer in 2022 using the SEC's CAP methodology was then calculated as the Principal Executive Officer's Total Compensation for 2022 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology. This resulted in Compensation Actually Paid to the Principal Executive Officer in 2022 of $1,484,907. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $1,000,331 for awards granted during the year that remain unvested, plus an increase of $1,281,388 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $2,768,623 for awards that vested during the year, nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $5,050,342, resulting in Compensation Actually Paid to the Principal Executive Officer using this methodology of $5,793,092 for 2021. For 2020, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the Principal Executive Officer was calculated as $461,588 for awards granted during the year that remain unvested, plus an increase of $1,950,026 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $47,018 for awards that vested during the year due to a decrease in the share price from $1.91 on December 31, 2019 to the vested share price of $1.61 on January 27, 2020, totaling $2,364,596, resulting in Compensation Actually Paid to the Principal Executive Officer using this methodology of $3,025,346 for 2020.
Non-PEO NEO Average Total Compensation Amount	$ 1,175,670	686,862	421,088	481,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 891,365	427,754	1,275,744	521,238
Adjustment to Non-PEO NEO Compensation Footnote	For 2023, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $170,258 for awards granted during the year that remain unvested, less a decrease of $103,161 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $31,600 for RSU awards that vested during the year due to an increase in the share price from $6.21 on December 31, 2022 to the vested share price of $7.54 on January 27, 2023, less $31,692 for awards granted in prior years that did not meet the applicable vesting conditions during the year, totaling $67,006, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $891,365 for 2023. For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $344,901 for awards granted during the year that remain unvested, less a decrease of $201,080 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $53,222 for RSU awards that vested during the year due to a decrease in the share price from $7.63 on December 31, 2021 to the vested share price of $5.65 on January 27, 2022, totaling $90,600, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $427,754 for 2022. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $242,273 for awards granted during the year that remain unvested, plus an increase of $404,704 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $331,200 for awards that vested during the year , nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $978,177, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $1,275,744 for 2021. For 2020, the Fair-Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology for the average of other NEOs was calculated as $150,188 for awards granted during the year that remain unvested, plus an increase of $205,953 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $15,249 for awards that vested during the year due to a decrease in the share price from $1.91 on December 31, 2019 to the vested share price of $1.61 on January 27, 2020, less a reduction of $230,930 for awards that were forfeited during the year, totaling $109,962, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $521,238 for 2020.
Equity Valuation Assumption Difference, Footnote

Equity Grants in 2024 for Performance in 2023

Under the Company's LTIP and standard corporate practices, equity awards were made in January 2024 for performance during 2023, based on satisfaction of the various performance goals set out in the LTIP for 2023 for the Senior Executive Officers and applying established bonus and equity thresholds that correspond to the individuals' respective employment classifications, as discussed above, for any other NEOs and salaried Company employees. See "Long-Term Incentives - Equity Compensation" in the Company's Compensation Analysis and Discussion, above. The following share-based equity grants (made in RSUs) and option-based equity grants (made in Performance-Based Options) were made in January 2024 for performance in 2023 and are not included in the Summary Compensation Table, above, which includes only equity grants made during the relevant fiscal years.

Name and Principal Position	Share Based Awards (US$)(1)	Option Based Awards (US$)(2)
Mark S. Chalmers, President and CEO	660,190	338,976
David C. Frydenlund, Executive VP, CLO and Corporate Secretary	394,899	202,762
Tom L. Brock(3) CFO	Nil	Nil
John L. Uhrie(4) COO	Nil	Nil
Curtis H. Moore, Senior VP, Marketing and Corporate Development	204,498	105,000
Scott A. Bakken, VP, Regulatory Affairs	88,000	44,000

Notes:

(1) The share-based awards were comprised of RSUs, which were granted in 2024 for performance in 2023, and which will appear in the Summary Compensation Table in the Proxy Statement Filed in 2025 as compensation for 2024. The fair value of each RSU award granted was calculated as the higher of (a) the closing trading price of the Common Shares on the NYSE American on the last trading day prior to the date of grant of the RSU, or (b) the VWAP of the Common Shares on the NYSE American for the five trading days ending on the last trading day prior to the date of grant of the RSU.

(2) Option-based awards granted in 2024 were in the form of Performance-Based Options (i.e., having a strike price set at a 10% premium to the FMV at the time of grant) granted in January 2024 for performance in 2023, and which will appear in the Summary Compensation Table in the Proxy Statement filed in 2025 as compensation for 2024. Each Performance-Based Option granted in 2024 for performance in 2023, which has vested, entitles the holder, on exercise, to be issued a fully paid and non-assessable Common Share of the Company. The fair value of each Performance-Based Option award granted, being US$3.6016/Common Share, was calculated using the Black Scholes valuation model. The Performance Based Options granted in 2024 are subject to a term of five years and vest as to 50% one year from the date of grant and as to 50% two years from the date of grant.

(3) Mr. Brock's employment with the Company was terminated "without just cause" as defined in his Employment Agreement effective December 31, 2023.

(4) Mr. Uhrie's employment with the Company was terminated "without just cause" as defined in his Employment Agreement effective July 14, 2023.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Executive Compensation Actually Paid and the Cumulative Total Shareholder Return Over the Last Five Years

Over the last five years spanning December 31, 2018 through December 31, 2023, the Company's TSR was 152.28% (an increase from $100.00 to $252.28 over that time period) compared to 247.30% (an increase from $100.00 to $347.30) for the Company's uranium peers. The peers' stronger performance relative to the Company is due to their sole reliance on uranium as a commodity, which has seen recent strong performance in the market, as opposed to the Company which has recently focused on maintaining a strong position in the uranium market but also on diversifying into other commodities (most particularly REEs) to provide more protection in down uranium markets. Nonetheless, 152.28% TSR over a five-year period is viewed by the Company as significantly positive and was therefore taken into account, along with other factors, in connection with the increases in total compensation paid to the Company's President and CEO and other NEOs in 2023 compared to 2022. Other factors that contributed to increases in compensation levels for the President and CEO and other NEOs of the Company over the last five years were: the increase in the market capitalization of the Company and an increase in the size of other companies in the Company's peer group used for compensation decisions; and the success of the Company in a number of its initiatives, as more particularly set forth in the 2023 Subjective Factors described under 2023 STIP Goals and Performance, above.

Compensation Actually Paid vs. Net Income

Relationship Between Executive Compensation Actually Paid and Net Income Over the Last Four Years

The Company is in an industry that is heavily dependent on the prices of uranium, certain REEs and vanadium. When these commodity prices are high, development, extraction, production and related operations can be ramped up and in full swing. However, when commodity prices are low, operations and other development activities are generally curtailed, and properties and facilities are placed on standby or are potentially shut down. During periods of low uranium, REE and vanadium commodity prices, which the Company has experienced in varying degrees over the last several years, industry participants can face negative cashflows and losses and are often tasked with minimizing those negative cashflows and losses, while at the same time maintaining their valuable assets in a state of readiness for a ramp-up when commodity prices recover. As a result of this heavy reliance on commodity prices and large fluctuations in cashflows and income and losses, typical performance metrics, such as net income or loss, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc. are not always meaningful to the Company. Further, the Company's share price and TSR are heavily impacted by commodity price changes and expectations of future commodity price changes, which are often unrelated to net income and other typical performance measures for companies whose operations are on standby. As a result, the CAP to the CEO and other NEOs can be heavily influenced by the impact of share price fluctuations on unvested securities, which can often outweigh any impacts that changes in net income and other typical performance metrics may have on CAP.

For example, net income (loss) for the Company is currently not a meaningful metric to measure against the compensation of our President and CEO and other NEOs. After an uptick in 2019, uranium prices were low during most of the period 2020 through mid-2023, so the Company, along with its uranium peers, had to manage negative cash flows and losses during such period. Although uranium prices rose again in 2022 and 2023, and the Company has been rehabilitating and developing a number of its standby mines for future production, resulting in three coming back into production commencing in late 2023, the majority of such rehabilitation and development expenses have been required to be expensed, rather than capitalized, because the Company has not had any mineral reserves, under U.S. definitions, at the majority of its standby uranium mines (with the Pinyon Plain mine being the sole exception). In addition, the Company has been required to expense a portion of its development expenses for its REE initiative over those years.

These factors resulted in approximately $27.8 million in net losses for the Company in 2020. The Company had net income of approximately $1.5 million in 2021, due primarily to the sale of several of its non-core properties to Consolidated Uranium Inc. ("CUR," which merged into IsoEnergy Limited in late 2023) during that year. However, that net income did not directly factor into any compensation decisions, as it was not considered by the Company to represent recurring net income. During 2022, the Company had a net loss of approximately $59.9 million, which also did not directly factor into compensation decisions. This is because approximately $16.90 million of that loss was due to a non-cash mark-to-market loss on investments accounted for at fair value due primarily to a decrease in the market price of our CUR shares over 2022. In addition, the Company faced increased expenses associated with significantly advancing our uranium, REE and radioisotope initiatives in 2022, including: preparing four of our uranium mines for production; development expenses associated with developing commercial REE separation capabilities, in addition to our existing mixed RE Carbonate commercial production capabilities; expenses associated with advancing our medical isotope initiatives; increased transaction expenses arising from costs associated with acquiring our Bahia Project in Brazil, and costs associated with the sale of our now former Alta Mesa project in Texas; and increased other selling, general and administrative expenses associated with significant additions to executive and management/supervisory personnel, enhanced business processes, and other general and administrative expenses required to support all these increased levels of activity. Further, a number of transactions, including the sale of the Company's Alta Mesa project, resulted in expenses in 2022, followed by a significant gain of $119.26 million in 2023 due to the respective sales of the Alta Mesa project and the transaction's underlying Convertible Note, which ultimately resulted in net income in 2023 of $99.76 million. As a result of all these factors, in our case, net income is not considered to be an appropriate metric to compare directly against compensation decisions for the Company's President and CEO and other NEOs due to its variability from year to year.

To address the Company's inability to rely on typical performance metrics, such as net income or loss, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc., the Company implemented its STIP in January 2016 and its LTIP in January 2018, which as discussed in more detail above, are intended to set out meaningful performance criteria tailored specifically to the Company, in light of the general inability to rely on more standard performance indicators. The STIP sets short-term performance goals each year that are tied primarily to the Company meeting its annual budget, as set by the Board, as well as the objectives over the year as set out in the Company's long-term strategic plan. Cash bonuses for Senior Executive Officers are awarded each year based on performance relative to the STIP performance goals for the year, as determined by the Board in January of the following year.

As also discussed in more detail above, the LTIP sets long-term performance goals each year tailored specifically to the Company that have implications beyond the current year. Equity awards for Senior Executive Officers are awarded for each year based on performance relative to the LTIP performance goals for the year, as determined by the Board in January of the following year.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Executive Compensation Actually Paid and Net Cash Used in Operating Activities Over the Last Four Years

Although the Company does not rely on Net cash used in operating activities, per se, in its compensation decisions, one of the performance goals in the Company's STIP over the last several years has been related to Net Recurring and Discretionary Cash Flows, which can be similar to Net cash used in operating activities. STIP performance goals are typically set to ensure that management meets the Company's budget expectations. Compensation decisions are based in part on how well management manages the Company's annual budget to maintain Net Recurring and Discretionary Cash Flows within budget while achieving the budgeted initiatives. Net cash used in operating activities was approximately $32.2 million and $29.3 million in 2020 and 2021 but increased to approximately $49.7 million in 2022, which is consistent with increased budgeted Net Recurring and Discretionary Cash Flows in 2022 compared to previous years as a result of increased budgeted initiatives in 2022 relative to previous years. In 2023, net cash used in operating activities was $15.4 million, which was consistent with net Recurring Cash Outflows of $20.3 million.

Tabular List, Table

Included in the table below are the most important performance measures used to link compensation actually paid to Company performance, by NEO, for the year ended December 31, 2023.

Named Executive Officer	Total Shareholder Return(1)	Total Recurring and Non-Recurring Cash Flow(2)	Working Capital(3)	Company satisfies specified milestones for advancement of REE initiative(4)	Company satisfies specified milestones for advancement of radioisotope initiative(5)	Company secures additional activities expected to result in net cash increment to Company beyond 2023(6)	Company obtains specified permitting milestones(7)	Company satisfies specified milestones for Mining Activities

Mark Chalmers	✓	✓	✓	✓	✓	✓	✓	✓
David Frydenlund	✓	✓	✓	✓	✓	✓	✓	✓
Tom Brock	✓	✓	✓	✓	✓	✓	✓	✓
John Uhrie	✓	✓	✓	✓	✓	✓	✓	✓
Curtis Moore	✓	✓	✓	✓	✓	✓	✓	✓
Scott Bakken	✓	✓	✓	✓	✓	✓	✓	✓

Notes:

(1) For more on this performance measure, refer to the Performance Graph "Comparison of 5-Year Cumulative Total Return" and 2023 LTIP Goals and Performance, "Relative Share Price Performance," above.

(2) For more on this performance measure, refer to 2023 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus minimum liquid working capital balance" and the STIP and LTIP subjective components, "Five-Year Strategic Plan" and "Strong Working Capital Position."

(3) For more on this performance measure, refer to 2023 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus minimum liquid working capital balance," 2023 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2023," and the STIP and LTIP subjective components, "Five-Year Strategic Plan," "Strong Working Capital Position," "Uranium and Uranium/Vanadium Mining," "Sale of Alta Mesa ISR Project" and "Other Capital Improvements at the Mill."

(4) For more on this performance measure, refer to 2023 STIP Goals and Performance, "ESG Goal: Advance REE Initiative," "ESG Goal: Secure or purchase additional monazite sources," and "ESG Goal: Advance South Bahia Project," 2023 LTIP Goals and Performance, "ESG Goal: Advance Long Term REE Initiatives - Secure or purchase Additional Monazite Sources," and the STIP and LTIP subjective components, "Five-Year Strategic Plan," "REE Program" and "Sustainable Green Technologies."

(5) For more on this performance measure, refer to 2023 STIP Goals and Performance, "ESG Goal: Advance TAT Development and Permitting," 2023 LTIP Goals and Performance, "ESG Goal: Advance Long-Term TAT Initiatives," and the STIP and LTIP subjective components, "Five-Year Strategic Plan," "TAT Program" and "Sustainable Green Technologies."

(6) For more on this performance measure, refer to 2023 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2023."

(7) For more on this performance measure, refer to 2023 LTIP Goals and Performance, "Scalability of Production."

Total Shareholder Return Amount	$ 252.28	217.89	267.72	149.47
Peer Group Total Shareholder Return Amount	347.3	234.88	268.58	138.59
Net Income (Loss)	$ 99,756	$ (59,944)	$ 1,448	$ (27,872)
Company Selected Measure Amount	15,409	49,702	29,294	32,178
PEO Name	Mark Chalmers
Measure:: 1
Pay vs Performance Disclosure
Name	net income
Principal Executive Officer Amounts Reported In Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,061,280	$ 1,894,000	$ 510,000	$ 190,000
Principal Executive Officer Aggregate Change In Value Of Accumulated Benefits Under Pension Plan And Executive Survivor And Supplemental Retirement Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Principal Executive Officer Fair Value Of Stock Awards As Determined In Accordance With Securities Exchange Commission Compensation Actually Paid Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,715	631,057	5,050,342	2,364,596
Principal Executive Officer Value Of Service Cost And Prior Service Cost Attributable To Executive Under Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Named Executive Officers Amounts Reported In Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,311	349,708	123,521	70,065
Named Executive Officers Aggregate Change In Value Of Accumulated Benefits Under Pension Plan And Executive Survivor And Supplemental Retirement Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Named Executive Officers Fair Value Of Stock Awards As Determined In Accordance With Securities Exchange Commission Compensation Actually Paid Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,006	90,600	978,177	109,962
Named Executive Officers Value Of Service Cost And Prior Service Cost Attributable To Executive Under Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount